Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, par value US$0.001 per share
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	4.3965
Maximum Aggregate Offering Price	$ 439,650,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 67,310.42
Offering Note	(1) These shares may be represented by the Registrant's American depositary shares ("ADSs"), each of which represents ten (10) common shares of the Registrant. The Registrant's ADSs issuable upon deposit of the common shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-136862). (2) These shares are reserved for future award grants under New Oriental Education & Technology Group Inc. 2016 Share Incentive Plan, as amended (the "Plan"). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional common shares that may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plan. Any common shares covered by an award granted under the Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of common shares that may be issued under the Plan. (3) The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on the average of the high and low prices for the Registrant's ADSs as quoted on the New York Stock Exchange on August 1, 2025, adjusted for ADS to common share ratio.